Carve-out Accounting (Details Narrative) - Cytovia Therapeutics Inc [Member]	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Salaries allocated percentage	36.00%	32.00%	35.00%
Selling and Administrative allocated percentage	10.00%	12.00%	14.00%